Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of property and equipment,net

	As of March 31,
	2026	2025

Electronic equipment	$455,490	$405,439
Building	411,423	391,086
Office equipment	77,192	67,847
Motor vehicles	194,862	181,959
Total property and equipment	1,138,967	1,046,332
Less: Accumulated depreciation	(668,499)	(586,018)
Total property and equipment, net	$470,468	$460,314